Restricted cash (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current restricted cash	€ 1,158	€ 1,098	€ 1,046
Current restricted cash		6,570	6,857
Total restricted cash	1,158	7,668	€ 7,903
Increase (decrease) in the amount of escrow funds held	(6,600)	(300)
Funds held in escrow related to the sale of the service division		6,600
Belgium
Increase (decrease) in restricted cash held in support of bank guarantees on real estate lease obligations	100	100
Restricted cash held in support of bank guarantees on real estate lease obligations	450	400
The Netherlands
Restricted cash held in support of bank guarantees on real estate lease obligations	€ 700	€ 700